Commitments and Contingencies	6 Months Ended
Jun. 30, 2023
Commitments and Contingencies [Abstract]
Commitments and contingencies
11.	Commitments and contingencies

(a)	Lease commitments

The Company’s commitment for minimum lease payments under the remaining operating leases as of June 30, 2023 is $2.7 million.

(b)	Contingencies

The Company is subject to legal proceedings and regulatory actions in the ordinary course of business. The results of such proceedings cannot be predicted with certainty, but the Company does not anticipate that the final outcome arising out of any such matters will have a material adverse effect on our consolidated financial position, cash flows or results of operations on an individual basis or in the aggregate. As of June 30, 2023, the Company had various legal proceedings or disputes related to the customers, suppliers, labor contracts and traffic accidents, which were still pending court decisions. Approximately $1.0 million (RMB 7.1 million) was frozen in bank due to the pending lawsuits, which was included in restricted cash as of June 30, 2023. As of the date of this unaudited condensed consolidated financial statements, the above-mentioned amount is still frozen in bank and the other legal proceedings or disputes have no material impact on the Company’s business or financial performances.